Unaudited Consolidated Statements of Cash Flows (Parenthetical) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Statement of Cash Flows [Abstract]
Proceeds from Equity Method Investment, Distribution	$ 32,297	$ 25,374